Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Average statutory tax rate	27%	27%

Income before income taxes	8,541	26,085

Expected income tax expense	2,306	7,043
Share of net income related to joint venture	(657)	(8,551)
Fair value adjustment on redeemable preferences shares	(447)	(906)
Gain on derecognition of equity investment in joint venture	(382)	‐
Deferred tax assets acquired	(1,867)	-
Share‐based compensation	305	303
Accretion expense on deferred consideration	670	-
Change in fair value of contingent consideration	1,321	-
Growth and sustainability levy	932	-
Adjustments recognized in the current year in relation to prior years	52	(94)
Effect of differences in tax rate in foreign jurisdictions	1,168	(65)
Foreign accrual property income	954	-
Change in unrecognized deferred tax assets	(5,651)	2,264
Non-deductible expenses	1,296	6
Income tax expense	-	-

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Deferred tax assets:
Deferred financing costs	12,952	-
Provisions	3,963	-
Right-of-use asset	22	55
Operating losses	2,462	-
Non-capital losses	12	-
Deferred tax liabilities:
Mineral properties, plant and equipment	(17,330)	-
Asset retirement provisions	(2,046)	-
Lease liabilities	(19)	(55)
Other	(16)	-
Net deferred tax assets (liabilities)	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Non-capital losses carried forward	21,590	21,594
Mineral properties, plant and equipment	1,034	250
Investment in associate	-	275
Accounts payable and accrued liabilities	2,036	1,642
Lease liabilities	2,105	8
Asset retirement provisions	22,880	-
Capital losses	2,476	2,476
Other	354	-
Total	52,475	26,245